Notes Payable (Details 2) (USD $)	0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended
	Dec. 14, 2011	Oct. 31, 2011	Apr. 30, 2011	Apr. 30, 2008 item	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes payable
Funds raised from a completed private placement							$ 30,000,000
Equity interest sold (as a percent)	100.00%
Deferred financing costs					142,000		2,054,000	1,291,000
Amortization of deferred financing costs					248,000	159,000	218,000
TCD
Notes payable
Equity interest sold (as a percent)	100.00%
Quarterly servicing fee to be received for performance of services related to the collection of amounts due in connection with license agreements	10,000
Notes
Notes payable
Deferred financing costs	4,400,000
Notes | TCD
Notes payable
Number of unrelated companies from which royalty payment rights and other license rights under license agreements were transferred				2
Ownership interest (as a percent)				100.00%
Consideration for transfer of royalty payment rights and other license rights under license agreements				63,300,000
Funds raised from a completed private placement				75,000,000
Interest rate (as a percent)				16.00%
Net proceeds, net of financing costs and required interest reserve				63,300,000
Interest expense					0	9,200,000	11,500,000	12,100,000	12,000,000
Interest payable								2,500,000
Amount available in restricted cash interest reserve account to pay interest				8,000,000				1,500,000
Amount paid in principal		364,000	182,000
Principal amount outstanding	74,500,000
Deferred financing costs	4,400,000
Amortization of deferred financing costs					0	204,000	260,000	271,000	270,000
Deferred financing costs eliminated	3,400,000
Quarterly servicing fee to be received for performance of services related to the collection of amounts due in connection with license agreements				$ 10,000